Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit Plans
Expenses	$ 0.4	$ 0.5	$ 0.3